Note 3 - Revenue From Contracts With Customers	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]
3.	Revenue from contracts with customers

Within the FirstService Brands segment, franchise fee revenue recognized during the twelve months ended December 31, 2022 that was included in unearned revenues at the beginning of the period was $4,649 (2021 - $4,378). These fees are recognized over the life of the underlying franchise agreement, usually between 5 - 10 years.

The majority of current unearned revenues as at December 31, 2021 was recognized into income during 2022.

External broker costs and employee sales commissions in obtaining new franchisees are capitalized in accordance with the revenue standard and are amortized over the life of the underlying franchise agreement. Costs amortized during the twelve months ended December 31, 2022 were $2,014 (2021 - $2,053). The closing amount of the capitalized costs to obtain contracts on the balance sheet as at December 31, 2022 was $8,802 (2021 - $7,501). There were no impairment losses recognized related to those assets in the year.

The Company’s backlog represents remaining performance obligations and is defined as contracted work yet to be performed. As at December 31, 2022, the aggregate amount of backlog was $631,660 (2021 - $464,134). The Company expects to recognize revenue on the remaining backlog over the next 12 months.

Disaggregated revenues are as follows:

	Year ended
	December 31
	2022	2021
Revenues

FirstService Residential	$1,772,258	$1,585,431
FirstService Brands company-owned operations	1,773,446	1,482,701
FirstService Brands franchisor	195,299	176,341
FirstService Brands franchise fee	4,832	4,599

The Company disaggregates revenue by segment. Within the FirstService Brands segment, the Company further disaggregates its company-owned operations revenue; these businesses primarily recognize revenue over time as they perform because of continuous transfer of control to the customer. As such, revenue is recognized based on the extent of progress towards completion of the performance obligation. The Company generally uses the percentage of completion method. The extent of progress towards completion is measured based on the ratio of costs incurred to date to the total estimated costs at completion of the performance obligation. Revenues, including estimated fees or profits, are recorded proportionally as costs are incurred.

We believe this disaggregation best depicts how the nature, amount, timing and uncertainty of the Company’s revenue and cash flows are affected by economic factors.